Schedule of Investments
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.07%
Brazil–6.40%
Cia Hering	40,000	$231,822
Cia Siderurgica Nacional S.A.	82,400	248,204
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	34,000	252,463
Mahle-Metal Leve S.A.	14,200	103,120
Qualicorp Consultoria e Corretora de Seguros S.A.	36,600	354,326
Sao Martinho S.A.	41,400	242,352
TOTVS S.A.	19,400	338,161
Tupy S.A.	44,200	256,886
		2,027,334
Chile–0.26%
CAP S.A.	14,010	83,328
China–17.71%
Anhui Conch Cement Co. Ltd., A Shares	48,200	313,869
China Lesso Group Holdings Ltd.	98,000	126,121
China Mobile Ltd.	41,500	339,765
China National Building Material Co. Ltd., H Shares	318,000	303,040
China Overseas Grand Oceans Group Ltd.	249,000	164,025
China Resources Cement Holdings Ltd.	264,000	295,727
China Telecom Corp. Ltd., H Shares	804,000	312,198
Chlitina Holding Ltd.	20,000	133,628
Daqin Railway Co. Ltd., A Shares	91,200	100,150
Fujian Sunner Development Co. Ltd.	84,400	252,012
Greenland Holdings Corp. Ltd., A Shares	295,000	268,457
Henan Shuanghui Investment & Development Co. Ltd., A Shares	65,300	272,173
Hesteel Co. Ltd., A Shares	651,886	220,861
Huaxin Cement Co. Ltd., A Shares	21,000	61,301
Jiangsu Expressway Co. Ltd., A Shares	108,000	175,117
Jiangsu Expressway Co. Ltd., H Shares	48,000	59,396
NetEase, Inc., ADR	1,032	331,024
Sany Heavy Industry Co. Ltd., A Shares	148,300	321,381
Shanghai Construction Group Co. Ltd., A Shares	563,400	269,610
Vipshop Holdings Ltd., ADR(a)	15,433	196,462
Weichai Power Co. Ltd., A Shares	161,100	296,372
Xinyi Solar Holdings Ltd.	92,000	64,296
Yantai Changyu Pioneer Wine Co. Ltd., B Shares	64,900	127,647
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(b)	53,800	309,126
Zoomlion Heavy Industry Science and Technology Co. Ltd., A Shares	344,100	295,493
		5,609,251
Hong Kong–0.35%
Seaspan Corp.	9,196	110,996
India–9.61%
Bajaj Auto Ltd.	6,821	303,387
Bharat Electronics Ltd.	195,935	248,945
Shares		Value
India–(continued)
Bharti Infratel Ltd.	103,942	$361,738
Colgate-Palmolive (India) Ltd.	13,904	259,032
Hero MotoCorp Ltd.	8,603	300,628
ITC Ltd.	104,343	343,881
Nestle India Ltd.	861	185,093
NHPC Ltd.	660,346	226,728
NMDC Ltd.	178,707	292,926
Power Finance Corp. Ltd.(a)	183,106	298,421
Sun TV Network Ltd.	33,520	222,941
		3,043,720
Indonesia–0.83%
PT Bukit Asam Tbk	1,638,800	263,017
Malaysia–1.53%
Carlsberg Brewery Malaysia Bhd., Class B	19,600	156,648
MISC Bhd.	79,600	148,035
Supermax Corp. Bhd.	415,495	179,957
		484,640
Mexico–6.51%
Alfa S.A.B. de C.V., Class A	199,600	149,366
America Movil S.A.B. de C.V., Class L, ADR	19,201	320,273
Coca-Cola FEMSA S.A.B. de C.V., Series L	60,300	366,801
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	43,500	331,208
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(a)	150,100	309,566
Megacable Holdings S.A.B. de C.V., Series CPO(c)	74,900	278,702
Wal-Mart de Mexico S.A.B. de C.V., Series V	105,600	306,536
		2,062,452
Pakistan–0.81%
Engro Fertilizers Ltd.	379,000	165,738
Fauji Fertilizer Co. Ltd.	133,500	90,151
		255,889
Poland–1.85%
PLAY Communications S.A.(b)	30,068	276,212
Powszechny Zaklad Ubezpieczen S.A.	29,920	310,051
		586,263
Russia–4.07%
LUKOIL PJSC, ADR	3,149	320,222
MMC Norilsk Nickel PJSC, ADR	9,242	298,147
Mobile TeleSystems PJSC, ADR	32,057	326,661
Mosenergo PJSC	2,128,000	76,780
Rosseti PJSC	10,644,000	266,483
		1,288,293
South Africa–5.26%
Anglo American Platinum Ltd.	3,136	250,949
Astral Foods Ltd.	25,362	336,357
Impala Platinum Holdings Ltd.(a)	29,724	281,163
Kumba Iron Ore Ltd.	11,805	275,108
Reunert Ltd.	54,452	222,833

See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Shares		Value
South Africa–(continued)
Tsogo Sun Gaming Ltd.	98,915	$72,010
Woolworths Holdings Ltd.	76,785	227,268
		1,665,688
South Korea–15.92%
Binggrae Co. Ltd.	2,987	132,418
Boryung Pharmaceutical Co. Ltd.	10,912	122,946
Cheil Worldwide, Inc.	13,677	242,248
Chong Kun Dang Pharmaceutical Corp.	3,938	305,747
Daelim Industrial Co. Ltd.	4,512	303,386
Daesang Corp.	7,293	127,195
Daewon Pharmaceutical Co. Ltd.	8,627	113,964
Dong-A ST Co. Ltd.	1,679	131,763
GS Holdings Corp.	6,091	232,945
Hyosung Corp.	4,307	256,002
Kakao Corp.	2,215	291,701
KEPCO Plant Service & Engineering Co. Ltd.	2,872	90,251
Kia Motors Corp.	7,985	271,951
Korea United Pharm., Inc.	8,850	121,573
KT&G Corp.	3,521	279,898
Kwang Dong Pharmaceutical Co. Ltd.	14,396	77,036
LG Uplus Corp.	25,105	277,342
Lotte Food Co. Ltd.	203	60,845
Orion Holdings Corp.	4,451	57,161
Partron Co. Ltd.	30,696	282,002
Samjin Pharmaceutical Co. Ltd.	10,328	203,852
Samsung Electronics Co. Ltd., Preference Shares	7,378	291,042
SFA Engineering Corp.	8,354	282,859
SK Hynix, Inc.	2,723	211,196
SK Telecom Co. Ltd.	1,427	274,489
		5,041,812
Taiwan–15.09%
Asia Cement Corp.	181,000	269,172
Chang Hwa Commercial Bank Ltd.	144,000	102,091
Chicony Electronics Co. Ltd.	35,000	98,854
Chipbond Technology Corp.	148,000	293,893
Chunghwa Telecom Co. Ltd.	80,000	284,821
CTBC Financial Holding Co. Ltd.	410,000	297,725
E.Sun Financial Holding Co. Ltd.	332,000	307,060
Far EasTone Telecommunications Co. Ltd.	45,000	101,727
First Financial Holding Co. Ltd.	256,000	199,044
Fubon Financial Holding Co. Ltd.	200,000	296,264
Fusheng Precision Co. Ltd.	14,000	87,310
Lite-On Technology Corp.	59,000	91,243
Pou Chen Corp.	117,000	135,013
Powertech Technology, Inc.	57,000	201,274
Radiant Opto-Electronics Corp.	75,000	257,823
SinoPac Financial Holdings Co. Ltd.	301,000	127,681
Syncmold Enterprise Corp.	31,500	91,952
Shares		Value
Taiwan–(continued)
Taishin Financial Holding Co. Ltd.	324,000	$150,969
Taiwan Cement Corp.	217,000	299,942
Taiwan Cooperative Financial Holding Co. Ltd.	180,000	123,307
Taiwan Mobile Co. Ltd.	63,000	221,779
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,479	187,657
Teco Electric and Machinery Co. Ltd.	93,000	82,843
Uni-President Enterprises Corp.	123,000	292,328
Yuanta Financial Holding Co. Ltd.	270,000	174,948
		4,776,720
Thailand–6.27%
Advanced Info Service PCL, Foreign Shares	39,400	256,217
BTS Group Holdings PCL, Foreign Shares	628,200	251,925
Electricity Generating PCL, Foreign Shares	25,500	248,612
PTG Energy PCL, Foreign Shares	331,140	144,872
PTT Exploration & Production PCL, Foreign Shares	74,600	299,166
PTT PCL, Foreign Shares	167,400	232,276
Ratch Group PCL, Foreign Shares	123,300	267,631
Sri Trang Agro-Industry PCL, Foreign Shares	438,800	181,780
Thai Vegetable Oil PCL, Foreign Shares	108,500	101,776
		1,984,255
Turkey–1.29%
Tekfen Holding A.S.	98,591	316,854
Tofas Turk Otomobil Fabrikasi A.S.	20,532	90,527
		407,381
United Arab Emirates–1.36%
Air Arabia PJSC(a)	711,926	295,347
Dubai Islamic Bank PJSC	86,794	134,875
		430,222
United States–0.95%
JBS S.A.	46,900	302,036
Total Common Stocks & Other Equity Interests (Cost $31,628,978)		30,423,297
Money Market Funds–1.39%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)	153,381	153,381
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)	110,907	110,952
Invesco Treasury Portfolio, Institutional Class, 1.47%(d)	175,293	175,293
Total Money Market Funds (Cost $439,614)		439,626
TOTAL INVESTMENTS IN SECURITIES—97.46% (Cost $32,068,592)		30,862,923
OTHER ASSETS LESS LIABILITIES–2.54%		803,872
NET ASSETS–100.00%		$31,666,795
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was $585,338, which represented 1.85% of the Fund’s Net Assets.
(c)	Each CPO represents two Series A shares.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Mini Index	21	March-2020	$1,102,605	$(66,470)	$(66,470)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Low Volatility Emerging Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$2,027,334	$—	$—	$2,027,334
Chile	83,328	—	—	83,328
China	527,486	5,081,765	—	5,609,251
Hong Kong	110,996	—	—	110,996
India	—	3,043,720	—	3,043,720
Indonesia	—	263,017	—	263,017
Malaysia	—	484,640	—	484,640
Mexico	2,062,452	—	—	2,062,452
Pakistan	—	255,889	—	255,889
Poland	—	586,263	—	586,263
Russia	968,071	320,222	—	1,288,293
South Africa	—	1,665,688	—	1,665,688
South Korea	—	5,041,812	—	5,041,812
Taiwan	187,657	4,589,063	—	4,776,720
Thailand	1,984,255	—	—	1,984,255
Turkey	—	407,381	—	407,381
United Arab Emirates	—	430,222	—	430,222
United States	302,036	—	—	302,036
Money Market Funds	439,626	—	—	439,626
Total Investments in Securities	8,693,241	22,169,682	—	30,862,923
Other Investments - Liabilities*
Futures Contracts	(66,470)	—	—	(66,470)
Total Investments	$8,626,771	$22,169,682	$—	$30,796,453

*	Unrealized appreciation (depreciation).
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Low Volatility Emerging Markets Fund